Goodwill and intangible assets - Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Beginning balance	$ 17,496	$ 17,386
Acquisitions (dispositions)	94
Foreign currency translation	(78)	110
Other		0
Ending balance	17,512	17,496
Market and Wealth Services Segment
Goodwill [Roll Forward]
Beginning balance	1,423	1,420
Acquisitions (dispositions)	12
Foreign currency translation	0	3
Other		0
Ending balance	1,435	1,423
Securities Services Segment
Goodwill [Roll Forward]
Beginning balance	7,033	6,912
Acquisitions (dispositions)	87
Foreign currency translation	(58)	74
Other		47
Ending balance	7,062	7,033
Investment and Wealth Management
Goodwill [Roll Forward]
Beginning balance	9,040	9,007
Acquisitions (dispositions)	(5)
Foreign currency translation	(20)	33
Other		0
Ending balance	9,015	9,040
Other
Goodwill [Roll Forward]
Beginning balance	0	47
Acquisitions (dispositions)	0
Foreign currency translation	0	0
Other		(47)
Ending balance	$ 0	$ 0